SHARE OPTION PLANS (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Share-based Payment Expense [Abstract]
Share-based payments	$ 4,521	$ 359	$ 4,087
Share-based payments from discontinued operations			875
Phantom Stock Plan [Member]
Share-based Payment Expense [Abstract]
Share-based payments	851	(31)	(300)
Equity Settled
Share-based Payment Expense [Abstract]
Share-based payments	3,670	390	4,387
2017 IBEX Stock Plan [Member]
Share-based Payment Expense [Abstract]
Share-based payments			4,132
2018 Restricted Stock Awards (RSA) [Member]
Share-based Payment Expense [Abstract]
Share-based payments	45	95	$ 255
2020 Long Term Incentive Plan [Member]
Share-based Payment Expense [Abstract]
Share-based payments	$ 3,625	$ 295